Reinsurance	12 Months Ended
Dec. 31, 2022
Insurance Contracts [Abstract]
Reinsurance

11. Reinsurance
Reinsurance is used primarily to limit exposure to large losses. We have a retention policy that requires that such arrangements be placed with well-established, highly-rated reinsurers. Coverage is well-diversified and controls are in place to manage exposure to reinsurance counterparties. While reinsurance arrangements provide for the recovery of claims arising from the liabilities ceded, we retain primary responsibility to the policyholders.
11.A Reinsurance Assets
Reinsurance assets are measured using the amounts and assumptions associated with the underlying insurance contracts and in accordance with the terms of each reinsurance contract. Reinsurance assets are comprised of the following:

As at December 31, 2022	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$21	$18	$179	$—	$218
Individual non-participating life and health	(282)	1,598	38	13	1,367
Group life and health	267	2,212	7	—	2,486
Individual annuities	—	—	—	1	1
Group annuities	(3)	—	—	—	(3)
Reinsurance assets before other policy assets	3	3,828	224	14	4,069
Add: Other policy assets(2)	98	478	117	39	732
Total Reinsurance assets	$101	$4,306	$341	$53	$4,801

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $13 for Individual non-participating life and health, and $1 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2021	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$—	$7	$214	$—	$221
Individual non-participating life and health	(547)	838	33	16	340
Group life and health	284	2,018	5	—	2,307
Individual annuities	—	—	—	15	15
Group annuities	22	—	—	—	22
Reinsurance assets before other policy assets	(241)	2,863	252	31	2,905
Add: Other policy assets(2)	95	563	81	39	778
Total Reinsurance assets	$(146)	$3,426	$333	$70	$3,683

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $16 for Individual non-participating life and health, and $15 for Individual annuities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

There was no impairment of Reinsurance assets in 2022 or 2021. Changes in Reinsurance assets are included in Note 10.A.iv.
11.B Reinsurance (Expenses) Recoveries

For the years ended December 31,	2022	2021
Recovered claims and benefits	$1,961	$2,233
Commissions	73	65
Reserve adjustments	22	45
Operating expenses and other	84	82
Total reinsurance (expenses) recoveries	$2,140	$2,425
11.C Reinsurance Gains or Losses
We did not enter into reinsurance arrangements that resulted in a gain or loss on inception in 2022 or 2021.